Activities of Orange Bank - Financial debts (Details) - Operating segments [member] - Orange Bank, operating segment [member] € in Millions	Jun. 30, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	€ 2,150
Debts with financial institutions	617
Deposit certificate	467
Balances on current accounts from customers [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	1,273
Passbooks and special savings accounts [member]
Disclosure of detailed information about financial instruments [line items]
Customers borrowings and deposits	€ 876